UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California AMT Tax-Free
Money Market Fund

California AMT Tax-Free Money Market
Institutional Class
Service Class

May 31, 2011

1.802200.107

SCM-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount (000s)	Value (000s)
California - 89.8%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Point Loma Nazarene Univ. Proj.) Series 2008, 0.13% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 1,900	$ 1,900
(Schools of the Sacred Heart - San Francisco Proj.) Series 2008 B, 0.2% 6/7/11, LOC Bank of America NA, VRDN (b)	1,500	1,500
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.3% 6/10/11, LOC Fed. Home Ln. Bank, San Francisco, CP	5,800	5,800
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series EGL 07 0053, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(f)	3,465	3,465
Series Putters 3293, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Series Putters 3434, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,630	9,630
Series Putters 3694, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,500	2,500
Series 2007 A2, 0.12% 6/7/11, LOC Union Bank of California, VRDN (b)	14,400	14,400
California Cmnty. College Fing. Auth. Rev. TRAN Series A, 2% 6/30/11	8,400	8,408
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2002 A, 5.25% 5/1/12	2,000	2,089
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series Putters 3361, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,695	5,695
California Econ. Recovery Bonds Series 2008 A, 5% 7/1/11	11,215	11,256
California Ed. Notes Prog. TRAN Series A, 2% 7/1/11	5,200	5,206
California Edl. Facilities Auth. Rev.:
Participating VRDN:
Series BBT 2014, 0.17% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	4,765	4,765
Series DB 373, 0.17% 6/7/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	5,177	5,177
Series EGL 07 0066, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(f)	11,050	11,050
Series MS 3067, 0.18% 6/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500	2,500
Series ROC II R 11790PB, 0.21% 6/7/11 (Liquidity Facility Deutsche Postbank AG) (b)(f)	6,045	6,045
Series SGB 45, 0.15% 6/7/11 (Liquidity Facility Societe Generale) (b)(f)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Series 2010 S4, 0.38% 8/3/11, CP	$ 11,100	$ 11,100
0.25% 6/17/11, CP	3,200	3,200
0.35% 11/10/11, CP	12,700	12,700
0.35% 11/10/11, CP	2,000	2,000
California Gen. Oblig.:
Bonds:
5% 2/1/12 (Pre-Refunded to 2/1/12 @ 100) (e)	7,100	7,319
5.125% 6/1/11 (Pre-Refunded to 6/1/11 @ 100) (e)	6,305	6,305
Participating VRDN:
Series Solar 06 11, 0.18% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	22,560	22,560
Series Solar 07 54E, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	5,000	5,000
RAN Series A2, 3% 6/28/11	9,600	9,618
Series 2003 B1, 0.16% 6/7/11, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (b)	7,000	7,000
Series 2003 B2, 0.16% 6/7/11, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (b)	5,200	5,200
Series 2003 C1, 0.15% 6/7/11, LOC Bank of America NA, VRDN (b)	6,200	6,200
Series 2004 A6, 0.15% 6/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	1,000	1,000
Series 2004 A8, 0.14% 6/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	4,500	4,500
Series 2004 A9, 0.17% 6/7/11, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	10,000	10,000
Series 2005 B5, 0.17% 6/7/11, LOC Barclays Bank PLC, VRDN (b)	17,780	17,780
Series B6, 0.17% 6/7/11, LOC Citibank NA, VRDN (b)	9,200	9,200
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.17% 6/7/11, LOC Bank of America NA, VRDN (b)	15,700	15,700
Series 2005 H, 0.15% 6/7/11, LOC Bank of America NA, VRDN (b)	4,500	4,500
(Children's Hosp. of Orange County Proj.) Series 2009 D, 0.15% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,150	2,150
(Northern California Presbyterian Homes Proj.) Series 2004, 0.19% 6/7/11, LOC Union Bank of California, VRDN (b)	8,275	8,275
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Scripps Health Proj.):
Series 2008 C, 0.17% 6/7/11, LOC Union Bank of California, VRDN (b)	$ 4,500	$ 4,500
Series 2008 D, 0.15% 6/7/11, LOC Bank of America NA, VRDN (b)	2,000	2,000
(Stanford Hosp. and Clinics Proj.) Series 2008 B1, 0.14% 6/7/11, VRDN (b)	1,000	1,000
Bonds:
(Catholic Healthcare West Proj.) Series 2004 H, 4.45%, tender 7/1/11 (b)	5,835	5,854
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	6,895	6,903
Participating VRDN Series MS 3239, 0.18% 6/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	6,200	6,200
California Hsg. Fin. Agcy. Rev. Series 2001 F, 0.14% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	2,050	2,050
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2009 C, 0.15% 6/1/11, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	6,300	6,300
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. Bonds (BP West Coast Products LLC Proj.):
0.3% tender 6/16/11 (BP PLC Guaranteed), CP mode	5,500	5,500
0.3% tender 6/17/11 (BP PLC Guaranteed), CP mode	5,000	5,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.19% 6/7/11, LOC Bank of America NA, VRDN (b)	32,000	32,000
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.24% 6/7/11 (Liquidity Facility Bank of America NA) (b)(f)	4,203	4,203
California State Univ. Rev. Series 2001 A:
0.25% 8/1/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,650	8,650
0.25% 8/1/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,285	2,285
0.28% 6/2/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,400	14,400
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.17% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	24,200	24,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Ridgeway Apts. Proj.) Series 2009 K, 0.13% 6/7/11, LOC Freddie Mac, VRDN (b)	$ 1,485	$ 1,485
California Statewide Cmntys. Dev. Auth. Rev.:
(American Baptist Homes of the West Proj.) Series 2006, 0.18% 6/7/11, LOC Bank of America NA, VRDN (b)	2,000	2,000
(John Muir Health Proj.) Series 2008 B, 0.16% 6/7/11, LOC Bank of America NA, VRDN (b)	4,100	4,100
(Los Angeles County Museum of Art Proj.):
Series 2008 A, 0.13% 6/7/11, LOC Union Bank of California, VRDN (b)	9,700	9,700
Series 2008 B, 0.13% 6/7/11, LOC Union Bank of California, VRDN (b)	18,200	18,200
(Motion Picture & Television Fund Proj.) Series 2001 A, 0.15% 6/7/11, LOC Northern Trust Co., VRDN (b)	5,900	5,900
(Park Century School Proj.) Series 2007, 0.38% 6/7/11, LOC Bank of America NA, VRDN (b)	1,200	1,200
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11852, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(f)	6,300	6,300
Campbell Union High School District Participating VRDN Series WF 10 52C, 0.18% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	10,340	10,340
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2006 A, 0.19% 6/7/11, VRDN (b)	86,690	86,690
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series ROC II R 11410, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(f)	5,325	5,325
Costa Mesa Redev. Agcy. Multi-family Hsg. (Family Village Apts. Proj.) Series 1994 A, 0.28% 6/7/11, LOC Bank of America NA, VRDN (b)	2,600	2,600
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN:
Series EGL 07 0069, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(f)	17,200	17,200
Series ROC II R 10397, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(f)	14,455	14,455
Series ROC II R 11950, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(f)	3,600	3,600
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,585	1,585
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.16% 6/7/11, LOC Citibank NA, VRDN (b)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2011 A, 0.2% 6/7/11, LOC Union Bank of California, VRDN (b)	$ 5,250	$ 5,250
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.16% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,900	2,900
Fresno Rev. (Trinity Health Cr. Proj.) Series 2000 C, 0.17% 6/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	21,060	21,060
Kern County Board of Ed. TRAN Series 2011 A, 2% 10/1/11	3,500	3,517
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.):
Series 2007 B1, 0.18% 6/7/11, LOC Union Bank of California, VRDN (b)	11,315	11,315
Series 2007 B2, 0.18% 6/7/11, LOC Bank of America NA, VRDN (b)	7,220	7,220
Long Beach Gas & Util. Rev. Series A, 0.29% 6/10/11, LOC JPMorgan Chase Bank, CP	2,004	2,004
Long Beach Unified School District Bonds Series A, 4% 8/1/11	1,815	1,826
Los Angeles Cmnty. College District:
Bonds:
Series A, 5% 8/1/11 (Pre-Refunded to 8/1/11 @ 100) (e)	6,100	6,148
Series WF 09 8C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	11,200	11,200
Participating VRDN:
Series Floaters 56 C, 0.18% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	5,310	5,310
Series MS 3237, 0.19% 6/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,790	7,790
Series Putters 2864, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,785	4,785
Series Putters 3287, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,500	4,500
Series WF 11 36C, 0.18% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(f)	5,240	5,240
Los Angeles County Gen. Oblig.:
Series 2010 A, 0.22% 8/8/11, LOC JPMorgan Chase Bank, CP	11,280	11,280
TRAN Series A, 2% 6/30/11	25,165	25,197
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series A:
0.28% 7/7/11, LOC Barclays Bank PLC, CP	2,100	2,100
0.31% 6/9/11, LOC Barclays Bank PLC, CP	3,835	3,835
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
Series 2011F 5, 2% 2/1/12	$ 10,000	$ 10,066
Series D-1, 2% 6/30/11	5,000	5,006
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Putters 3838, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,500	2,500
Series Putters 3847, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series BA 08 3040X, 0.24% 6/7/11 (Liquidity Facility Bank of America NA) (b)(f)	6,665	6,665
Series Putters 1302Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,995	7,995
Series Putters 3327, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,745	3,745
Series Putters 3837Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,875	6,875
Series Putters 3902 Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,380	3,380
Series ROC II R 500, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(f)	11,600	11,600
Series 2002 A2, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,300	4,300
0.32% 8/8/11 (Liquidity Facility Wells Fargo Bank NA), CP	20,200	20,200
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3309, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,660	6,660
Series Putters 3310, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Los Angeles Muni. Impt. Corp. Lease Rev. Series A1, 0.27% 6/3/11, LOC Wells Fargo Bank NA, CP	8,500	8,500
Los Angeles Unified School District:
Bonds:
Series A, 2.5% 7/1/11	4,065	4,072
3% 7/1/11	6,905	6,920
TRAN Series A, 2% 6/30/11	10,000	10,010
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN Series Putters 2254, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,770	5,770
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev.: - continued
Series 2008 F1, 0.17% 6/7/11, LOC Bank of America NA, VRDN (b)	$ 5,000	$ 5,000
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,685	6,685
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1087, 0.24% 6/7/11 (Liquidity Facility Bank of America NA) (b)(f)	7,375	7,375
Series EGL 07 71, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(f)	16,150	16,150
Series Putters 3289, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,210	2,210
Series Putters 3653 Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,500	2,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.19% 6/7/11, LOC Bank of America NA, VRDN (b)	6,755	6,755
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2008 F, 0.15% 6/7/11, LOC Bank of America NA, VRDN (b)	4,600	4,600
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.19% 6/7/11, LOC Fannie Mae, VRDN (b)	9,860	9,860
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series MS 06 2222, 0.18% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	7,727	7,727
Series ROC II R 11304, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(f)	7,380	7,380
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	17,500	17,637
Port of Oakland Port Rev. Series 2010 A, 0.29% 7/5/11, LOC Wells Fargo Bank NA, CP	12,400	12,400
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.25% 6/7/11 (Liquidity Facility Bank of America NA) (b)(f)	7,140	7,140
RBC Muni. Prods, Inc. Trust Var States Bonds Series RBC E 21, 0.22%, tender 9/1/11 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	5,400	5,400
Richmond Wastewtr. Rev. Series 2008 A, 0.23% 6/7/11, LOC Union Bank of California, VRDN (b)	12,760	12,760
Riverside County Gen. Oblig. Series B:
0.26% 9/15/11, LOC Bank of Nova Scotia New York Branch, CP	6,300	6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Gen. Oblig. Series B: - continued
0.3% 7/8/11, LOC Bank of Nova Scotia New York Branch, CP	$ 25,612	$ 25,612
0.3% 8/1/11, LOC Bank of Nova Scotia New York Branch, CP	20,593	20,593
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.17% 6/7/11, LOC Bank of America NA, VRDN (b)	18,100	18,100
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series Putters 2821, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	6,620	6,620
Sacramento Gen. Oblig. TRAN 2% 6/30/11	3,350	3,354
Sacramento Muni. Util. District Elec. Rev. Series 2007 J:
0.29% 7/8/11, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	16,000	16,000
0.29% 7/8/11, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	30,300	30,300
San Bernardino County Multi-family Rev. (Quail Point Apts. Proj.) Series 1990 A, 0.19% 6/7/11, LOC Fannie Mae, VRDN (b)	4,350	4,350
San Diego Cmnty. College District Participating VRDN:
Putters 3676Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,335	3,335
Series MS 3261, 0.19% 6/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	3,065	3,065
Series ROC II R 11774, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(f)	9,360	9,360
San Diego County & School District TRAN Series 2010 A, 2% 6/30/11	13,900	13,918
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 3736Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,825	4,825
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series Putters 3504, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,000	7,000
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series Putters 3753 Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,215	4,215
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series Putters 3161, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	16,660	16,660
San Francisco City & County Gen. Oblig. Participating VRDN Series BA 08 3318, 0.24% 6/7/11 (Liquidity Facility Bank of America NA) (b)(f)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Unified School District TRAN 2% 6/30/11	$ 5,600	$ 5,607
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.19% 6/7/11, LOC Freddie Mac, VRDN (b)	11,900	11,900
San Francisco Student Finl. Auth. Participating VRDN Series Solar 06 97, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,615	7,615
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.19% 6/7/11, LOC Freddie Mac, VRDN (b)	4,200	4,200
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 3646, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,050	10,050
San Mateo Unified School District BAN 2% 2/15/12	3,700	3,735
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.16% 6/7/11, LOC Bank of America NA, VRDN (b)	13,800	13,800
Santa Clara Elec. Rev. Series 2008 B. 0.15% 6/7/11, LOC Bank of America NA, VRDN (b)	4,000	4,000
Santa Clara Unified School District TRAN 2% 6/30/11	4,200	4,205
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2010 A2, 0.29% 6/7/11, LOC JPMorgan Chase Bank, CP	14,700	14,700
Santa Cruz Redev. Agcy. Multi-family Rev. Participating VRDN Series Solar 06 31, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,400	7,400
Sequoia Union High School District TRAN 2% 7/1/11	3,900	3,905
South Coast Local Ed. Agcy. TRAN Series 2010 A, 2% 8/9/11	12,100	12,131
South Placer Wastewtr. Auth. Rev. Series 2011 A, 0.12% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,000	8,000
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,560	4,560
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.15% 6/7/11, LOC Citibank NA, VRDN (b)	1,000	1,000
Univ. of California Revs.:
Participating VRDN:
Series Putters 3365, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,165	5,165
Series Putters 3368, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,275	6,275
Series Solar 06 39, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series A:
0.27% 6/3/11, CP	$ 4,600	$ 4,600
0.3% 6/20/11, CP	6,100	6,100
0.34% 9/15/11, CP	6,700	6,700
Ventura County Gen. Oblig. TRAN 2% 7/1/11	18,300	18,324
Walnut Energy Ctr. Auth. Series 2005 B, 0.3% 10/6/11, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.18% 6/7/11, LOC Bank of America NA, VRDN (b)	9,400	9,400
		1,408,617
Georgia - 0.1%
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Winterscreek Apt. Proj.) 0.18% 6/1/11, LOC Fannie Mae, VRDN (b)	2,300	2,300
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.24% 6/7/11, LOC KBC Bank NV, VRDN (b)	4,700	4,700
Massachusetts - 0.1%
Massachusetts Gen. Oblig. Series 1997 B, 0.2% 6/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	1,500	1,500
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.75% tender 6/17/11, CP mode	3,400	3,400
North Carolina - 0.3%
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.27% 6/7/11, LOC RBC Centura Bank, Rocky Mount, VRDN (b)	4,300	4,300
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.48% 6/7/11, VRDN (b)	6,000	6,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (b)	800	800
		6,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 0.5%
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.27% 6/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 3,710	$ 3,710
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.28% 6/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,800	3,800
		7,510
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.23% 6/1/11, VRDN (b)	1,800	1,800
	Shares
Other - 7.9%
Fidelity Tax-Free Cash Central Fund, 0.14% (c)(d)	123,091,000	123,091
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,564,018)		1,564,018
NET OTHER ASSETS (LIABILITIES) - 0.3%		4,417
NET ASSETS - 100%		$ 1,568,435
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,240,000 or 0.3% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,600,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.)	4/1/09	$ 11,200
RBC Muni. Prods, Inc. Trust Var States Bonds Series RBC E 21, 0.22%, tender 9/1/11 (Liquidity Facility Royal Bank of Canada)	5/6/11	$ 5,400
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 48
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2011, the cost of investment securities for income tax purposes was $1,564,018,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California Municipal

Money Market Fund

May 31, 2011

1.802199.107

CFS-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount (000s)	Value (000s)
California - 92.7%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.18% 6/7/11, LOC Freddie Mac, VRDN (b)(e)	$ 8,620	$ 8,620
(Miramar Apts. Proj.) Series 2000 A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	8,400	8,400
(Vintage Chateau Proj.) Series A, 0.21% 6/7/11, LOC Union Bank of California, VRDN (b)(e)	10,900	10,900
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Eskaton Properties, Inc. Proj.) Series 2008 B, 0.19% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,300	15,300
(Schools of the Sacred Heart - San Francisco Proj.):
Series 2008 A, 0.2% 6/7/11, LOC Bank of America NA, VRDN (b)	7,245	7,245
Series 2008 B, 0.2% 6/7/11, LOC Bank of America NA, VRDN (b)	5,475	5,475
(Sharp HealthCare Proj.):
Series 2009 A, 0.15% 6/7/11, LOC Bank of America NA, VRDN (b)	11,445	11,445
Series 2009 C, 0.15% 6/7/11, LOC Citibank NA, VRDN (b)	1,600	1,600
(Valley Christian Schools Proj.) Series 2003, 0.18% 6/7/11, LOC Bank of America NA, VRDN (b)	13,000	13,000
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 0.28% 6/7/11, LOC BNP Paribas SA, VRDN (b)(e)	4,800	4,800
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.3% 6/10/11, LOC Fed. Home Ln. Bank, San Francisco, CP	5,700	5,700
Anaheim Pub. Fing. Auth. Rev. Participating VRDN:
Series BA 08 3035X, 0.24% 6/7/11 (Liquidity Facility Bank of America NA) (b)(g)	6,385	6,385
Series ROC II R 781PB, 0.22% 6/7/11 (Liquidity Facility Deutsche Postbank AG) (b)(g)	18,870	18,870
Series ROC II R 861, 0.19% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	4,175	4,175
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series BA 08 1058, 0.24% 6/7/11 (Liquidity Facility Bank of America NA) (b)(g)	2,250	2,250
Series EGL 07 0053, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	10,395	10,395
Series II R 11901, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	1,300	1,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN: - continued
Series Putters 3211, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 13,320	$ 13,320
Series Putters 3293, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,495	2,495
Series Putters 3434, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,865	4,865
Series Putters 3863, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	3,200	3,200
Berkeley Gen. Oblig. TRAN 2% 6/30/11	10,000	10,013
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	14,288	14,288
California Cmnty. College Fing. Auth. Rev. TRAN Series A, 2% 6/30/11	21,600	21,620
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2002 A, 5.5% 5/1/12	1,750	1,832
Series A, 5.5% 5/1/12	1,000	1,047
Series L, 5% 5/1/12	14,200	14,799
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series BA 08 3031X, 0.24% 6/7/11 (Liquidity Facility Bank of America NA) (b)(g)	3,500	3,500
Series BBT 08 28, 0.17% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	7,220	7,220
Series Putters 3019, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	9,785	9,785
Series Putters 3361, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,570	4,570
California Econ. Dev. Fing. Auth. Rev. (KQED, Inc. Proj.) Series 1996, 0.28% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	835	835
California Econ. Recovery Bonds Series 2008 A:
2.5% 7/1/11	7,000	7,011
5% 7/1/11	12,920	12,967
California Ed. Notes Prog. TRAN Series A, 2% 7/1/11	13,285	13,301
California Edl. Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1207, 0.24% 6/7/11 (Liquidity Facility Bank of America NA) (b)(g)	4,450	4,450
Series Floaters 08 38C, 0.18% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(g)	8,820	8,820
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 11790PB, 0.21% 6/7/11 (Liquidity Facility Deutsche Postbank AG) (b)(g)	$ 11,905	$ 11,905
Series WF 10 54C, 0.18% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	7,150	7,150
Series WF11 59 C, 0.18% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	4,735	4,735
Series 2010 S4, 0.38% 8/3/11, CP	31,700	31,700
0.25% 6/17/11, CP	17,600	17,600
0.25% 6/17/11, CP	4,000	4,000
0.35% 11/10/11, CP	35,300	35,300
California Enterprise Dev. Auth.:
(Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.22% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	10,000	10,000
(SunPower Corp. Headquarters Proj.) Series 2010, 0.16% 6/7/11, LOC Barclays Bank PLC, VRDN (b)	6,000	6,000
California Gen. Oblig.:
Bonds:
5% 2/1/12 (Pre-Refunded to 2/1/12 @ 100) (f)	21,900	22,576
5.125% 6/1/11 (Pre-Refunded to 6/1/11 @ 100) (f)	18,400	18,400
Participating VRDN Series Solar 07 54E, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	14,995	14,995
RAN Series A2, 3% 6/28/11	25,930	25,979
Series 2003 B1, 0.16% 6/7/11, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (b)	50,000	50,000
Series 2003 B2, 0.16% 6/7/11, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (b)	36,500	36,500
Series 2003 B3, 0.16% 6/7/11, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (b)	31,000	31,000
Series 2003 C3, 0.17% 6/7/11, LOC Citibank NA, VRDN (b)	30,000	30,000
Series 2004 A6, 0.15% 6/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	1,900	1,900
Series 2004 A7, 0.19% 6/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	45,000	45,000
Series 2004 A8, 0.14% 6/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	14,100	14,100
Series 2004 A9, 0.17% 6/7/11, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	40,000	40,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2004 B5, 0.15% 6/7/11, LOC Citibank NA, VRDN (b)	$ 3,300	$ 3,300
Series 2005 A2-1, 0.16% 6/7/11, LOC Barclays Bank PLC, VRDN (b)	26,660	26,660
Series 2005 B5, 0.17% 6/7/11, LOC Barclays Bank PLC, VRDN (b)	1,000	1,000
Series B6, 0.17% 6/7/11, LOC Citibank NA, VRDN (b)	23,800	23,800
0.17% 6/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	5,000	5,000
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.17% 6/7/11, LOC Bank of America NA, VRDN (b)	10,000	10,000
Series 2005 H, 0.15% 6/7/11, LOC Bank of America NA, VRDN (b)	1,400	1,400
(Children's Hosp. of Orange County Proj.) Series 2009 D, 0.15% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	11,200	11,200
(Scripps Health Proj.):
Series 2008 C, 0.17% 6/7/11, LOC Union Bank of California, VRDN (b)	13,900	13,900
Series 2008 D, 0.15% 6/7/11, LOC Bank of America NA, VRDN (b)	7,800	7,800
Series 2008 E, 0.15% 6/7/11, LOC Bank of America NA, VRDN (b)	1,090	1,090
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.15% 6/7/11, LOC Bank of America NA, VRDN (b)	6,500	6,500
(Stanford Hosp. and Clinics Proj.):
Series 2008 A2, 0.17% 6/7/11, LOC Bank of America NA, VRDN (b)	21,000	21,000
Series 2008 B1, 0.14% 6/7/11, VRDN (b)	3,200	3,200
Bonds (Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	11,300	11,313
Participating VRDN:
Series MS 3239, 0.18% 6/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	18,800	18,800
Series MS 3248, 0.19% 6/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	15,500	15,500
Series Putters 3630, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	7,000	7,000
Series Putters 3878 Q, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 11952, 0.19% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	$ 3,780	$ 3,780
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 N, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	23,940	23,940
Series 2000 X2, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	13,700	13,700
Series 2001 U, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	3,860	3,860
Series 2003 F, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	23,450	23,450
Series 2003 M, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	4,000	4,000
Series 2004 E, 0.16% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	1,545	1,545
Series 2005 B1, 0.16% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	2,000	2,000
Series 2005 D, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	29,145	29,145
Series 2006 F1, 0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	4,310	4,310
Series 2006 F2, 0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	17,000	17,000
Series 2007 H, 0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	27,700	27,700
Series 2008 C, 0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	2,150	2,150
Series 2008 D:
0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	2,500	2,500
0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	15,685	15,685
(Multifamily Hsg. Prog.):
Series 2000 D, 0.14% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	4,040	4,040
Series 2002 B, 0.14% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	1,000	1,000
Series 2002 C, 0.15% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,685	5,685
Series 2007 H, 0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	43,600	43,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
Series 2003 K:
0.16% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	$ 1,000	$ 1,000
0.16% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	1,700	1,700
California Infrastructure & Econ. Dev. Bank Rev.:
(Betts Spring Co. Proj.) Series 2008, 0.32% 6/7/11, LOC Bank of America NA, VRDN (b)(e)	8,895	8,895
(JSerra Catholic High School Proj.) Series 2009 A, 0.13% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	5,800	5,800
(Pacific Gas and Elec. Co. Proj.) Series 2009 C, 0.15% 6/1/11, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	20,400	20,400
(RAND Corp. Proj.) Series 2008 A, 0.19% 6/7/11, LOC Bank of America NA, VRDN (b)	33,150	33,150
California Muni. Fin. Auth. Indl. Dev. Rev. (Edelbrock Permanent Mold, LLC Proj.) Series 2007, 0.28% 6/7/11, LOC PNC Bank NA, VRDN (b)(e)	5,840	5,840
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.):
Series 2008 A, 0.13% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	4,600	4,600
Series 2008 B, 0.13% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	2,595	2,595
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. Bonds:
(Atlantic Richfield Co. Proj.):
0.28% tender 8/4/11 (BP PLC Guaranteed), CP mode (e)	3,250	3,250
0.32% tender 6/16/11 (BP PLC Guaranteed), CP mode (e)	18,750	18,750
(BP West Coast Products LLC Proj.) 0.3% tender 6/16/11 (BP PLC Guaranteed), CP mode	15,500	15,500
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.19% 6/7/11, LOC Bank of America NA, VRDN (b)	48,000	48,000
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.24% 6/7/11 (Liquidity Facility Bank of America NA) (b)(g)	13,690	13,690
California School Cash Reserve Prog. Auth. TRAN:
Series L, 2.5% 10/31/11	4,000	4,032
Series R, 2.5% 12/30/11	8,305	8,399
California State Univ. Rev. Series 2001 A:
0.28% 6/2/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,600	10,600
0.28% 8/2/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.17% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	$ 70,565	$ 70,565
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 0.47% 6/7/11, LOC Bank of America NA, VRDN (b)(e)	2,500	2,500
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	7,350	7,350
(Bristol Apts. Proj.) Series Z, 0.18% 6/7/11, LOC Freddie Mac, VRDN (b)(e)	9,500	9,500
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	27,075	27,075
(Grove Apts. Proj.) Series X, 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	6,150	6,150
(Maple Square Apt. Proj.) Series AA, 0.18% 6/7/11, LOC Citibank NA, VRDN (b)(e)	19,600	19,600
(Marlin Cove Apts. Proj.) Series V, 0.17% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	40,000	40,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	23,000	23,000
(Northwood Apts. Proj.) Series N, 0.18% 6/7/11, LOC Freddie Mac, VRDN (b)(e)	4,800	4,800
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.21% 6/7/11, LOC Freddie Mac, VRDN (b)(e)	17,009	17,009
(River Run Sr. Apts. Proj.) Series LL, 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	13,505	13,505
(Salvation Army S.F. Proj.) 0.19% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	16,945	16,945
(Sunrise Fresno Proj.) Series B, 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 0.2% 6/7/11, LOC California Teachers Retirement Sys., VRDN (b)(e)	6,325	6,325
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	13,500	13,500
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	11,300	11,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Vineyard Creek Apts. Proj.):
Series 2003 W, 0.17% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	$ 4,000	$ 4,000
Series O, 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	12,452	12,452
(Vista Del Monte Proj.) Series QQ, 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	13,550	13,550
(Vizcaya Apts. Proj.) Series B, 0.17% 6/7/11, LOC Freddie Mac, VRDN (b)(e)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.17% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	20,290	20,285
California Statewide Cmntys. Dev. Auth. Rev.:
(American Baptist Homes of the West Proj.) Series 2006, 0.18% 6/7/11, LOC Bank of America NA, VRDN (b)	3,400	3,400
(John Muir Health Proj.) Series 2008 B, 0.16% 6/7/11, LOC Bank of America NA, VRDN (b)	34,600	34,600
(JTF Enterprises LLC Proj.) Series 1996 A, 0.21% 6/7/11, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
(Los Angeles County Museum of Art Proj.) Series 2008 A, 0.13% 6/7/11, LOC Union Bank of California, VRDN (b)	10,300	10,300
(Motion Picture & Television Fund Proj.) Series 2001 A, 0.15% 6/7/11, LOC Northern Trust Co., VRDN (b)	19,100	19,100
(Oakmont Stockton Proj.) Series 1997 C, 0.19% 6/7/11, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	5,960	5,960
(Park Century School Proj.) Series 2007, 0.38% 6/7/11, LOC Bank of America NA, VRDN (b)	7,875	7,875
(The Archer School for Girls, Inc. Proj.) Series 2005, 0.21% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	10,985	10,985
Bonds (Cottage Health Sys. Obligated Group Proj.) Series 2010, 2% 11/1/11	3,735	3,750
Participating VRDN Series Putters 3891, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,465	4,465
TRAN Series 2010 A1, 2% 6/30/11	5,900	5,907
California Statewide Cmntys. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 0.22% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	380	380
(Rix Industries Proj.) Series 1996 I, 0.22% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	880	880
Camarillo City Multi-Family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.17% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	600	600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chabot-Las Positas Cmnty. College District Participating VRDN Series WF 11 46C, 0.18% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	$ 14,025	$ 14,025
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.):
Series 2004 F, 0.18% 6/7/11, VRDN (b)(e)	75,000	75,000
Series 2006 A, 0.19% 6/7/11, VRDN (b)	39,450	39,450
Contra Costa County Multi-family Hsg. Rev. (Avalon Walnut Creek Contra Costa Centre Proj.) Series 2008 A, 0.15% 6/7/11, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
Desert Sands Unified School District TRAN 2% 6/30/11	4,500	4,506
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series Putters 3772 Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	11,250	11,250
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN:
Series EGL 07 0069, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	48,800	48,800
Series EGL 7 05 0045, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	39,600	39,600
Series MS 3250, 0.19% 6/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	7,500	7,500
Series Putters 3759 Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,035	6,035
Series ROC II R 10397, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	6,500	6,500
Elk Grove Unified School District Spl. Tax Participating VRDN Series Solar 06-80, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	7,300	7,300
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.16% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,800	5,800
Fremont Union High School District, Santa Clara Participating VRDN Series WF 11 34C, 0.18% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	17,940	17,940
Fresno Rev. (Trinity Health Cr. Proj.) Series 2000 C, 0.17% 6/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	75,725	75,725
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts. Proj.) Series 1997 A, 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	3,200	3,200
Grossmont Healthcare District Participating VRDN:
Series MS 3253, 0.18% 6/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	22,575	22,575
Series WF 11 30C, 0.18% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	10,200	10,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Grossmont Union High School District Participating VRDN:
Series Putters 3797Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 3,270	$ 3,270
Series ROC RR II R 11929, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	4,000	4,000
Kern County Board of Ed. TRAN Series 2011 A, 2% 10/1/11	11,200	11,254
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.19% 6/7/11, LOC Freddie Mac, VRDN (b)(e)	11,025	11,025
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.):
Series 2007 B1, 0.18% 6/7/11, LOC Union Bank of California, VRDN (b)	10,685	10,685
Series 2007 B2, 0.18% 6/7/11, LOC Bank of America NA, VRDN (b)	7,180	7,180
Series 2008 B, 0.18% 6/7/11, LOC Bank of America NA, VRDN (b)	19,500	19,500
Long Beach Unified School District Bonds Series A, 4% 8/1/11	2,200	2,213
Los Angeles Cmnty. College District:
Bonds:
Series A, 5% 8/1/11 (Pre-Refunded to 8/1/11 @ 100) (f)	37,175	37,467
Series WF 09 8C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.) (b)(g)(h)	19,695	19,695
Participating VRDN:
Putters 3609Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,995	4,995
Series EGL 08 57, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	17,400	17,400
Series Putters 3770 Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,270	3,270
Series Putters 3776Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	7,425	7,425
Series ROC II R 11728, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	6,960	6,960
Series ROC II R 11773, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	2,835	2,835
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Hollywood & Vine Apts. Proj.) Series A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	58,600	58,600
(Promenade Towers Proj.) Series 2000, 0.16% 6/7/11, LOC Freddie Mac, VRDN (b)	1,560	1,560
Los Angeles County Gen. Oblig.:
Series 2010 A, 0.22% 8/8/11, LOC JPMorgan Chase Bank, CP	41,270	41,270
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Gen. Oblig.: - continued
Series 2010 C, 0.3% 6/1/11, LOC Wells Fargo Bank NA, CP	$ 7,000	$ 7,000
TRAN Series A, 2% 6/30/11	76,125	76,222
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 0.21% 6/7/11, LOC Freddie Mac, VRDN (b)(e)	50,900	50,900
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series A:
0.28% 7/7/11, LOC Barclays Bank PLC, CP	8,637	8,637
0.31% 6/9/11, LOC Barclays Bank PLC, CP	15,950	15,950
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series F 1, 2% 2/1/12	12,000	12,091
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Putters 3838, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,800	2,800
Series ROC II R 11842, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	6,750	6,750
Series WF 10 44C, 0.18% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	7,440	7,440
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series Putters 3332, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,660	6,660
Series Putters 3718 Z, 0.21% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	12,060	12,060
Series ROC II R 500, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	20,900	20,900
Series Solar 06 48, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	15,405	15,405
Series 2002 A2, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	13,500	13,500
Series 2002 A7, 0.14% 6/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	1,500	1,500
0.31% 10/6/11 (Liquidity Facility Wells Fargo Bank NA), CP	15,500	15,500
0.32% 8/8/11 (Liquidity Facility Wells Fargo Bank NA), CP	54,800	54,800
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3310, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	7,245	7,245
Series Putters 3750 Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN: - continued
Series WF 10 43C, 0.18% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	$ 12,160	$ 12,160
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series DB 634, 0.17% 6/7/11 (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	14,780	14,780
Series WF 10 40C, 0.18% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	5,400	5,400
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.19% 6/7/11, LOC Freddie Mac, VRDN (b)(e)	67,700	67,700
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2004 A1, 0.29% 6/7/11, LOC Wells Fargo Bank NA, CP	5,000	5,000
Series A1, 0.27% 6/3/11, LOC Wells Fargo Bank NA, CP	26,352	26,352
Series A2, 0.27% 6/3/11, LOC JPMorgan Chase Bank, CP	10,000	10,000
Los Angeles Unified School District TRAN Series A, 2% 6/30/11	26,415	26,443
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 7 05 3003, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	34,000	34,000
Series Putters 3371, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	22,495	22,495
Series Putters 3751, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,935	4,935
Los Rios Cmnty. College District Participating VRDN Series ROC II R 11953 X, 0.19% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	6,400	6,400
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Putters 3547, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	7,000	7,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1062, 0.24% 6/7/11 (Liquidity Facility Bank of America NA) (b)(g)	6,525	6,525
Series BA 08 1087, 0.24% 6/7/11 (Liquidity Facility Bank of America NA) (b)(g)	5,750	5,750
Series EGL 07 0044, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	16,430	16,430
Series EGL 07 71, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	43,000	43,000
Series Putters 3289, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,225	2,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN: - continued
Series Putters 3653 Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 2,495	$ 2,495
Series Putters 3752 Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,570	3,570
Seris ROC II R 11925, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	3,585	3,585
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.19% 6/7/11, LOC Bank of America NA, VRDN (b)	13,200	13,200
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2008 E, 0.16% 6/7/11, LOC Bank of America NA, VRDN (b)	2,550	2,550
Norwalk-Mirada Unified School District Participating VRDN Series SG 169, 0.17% 6/7/11 (Liquidity Facility Societe Generale) (b)(g)	20,000	20,000
Ohlone Cmnty. College District Participating VRDN Series Putters 3782 Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	12,250	12,250
Olcese Wtr. District Bonds Series 1986 A, 0.45% tender 7/6/11, LOC Sumitomo Mitsui Banking Corp., CP mode (e)	4,100	4,100
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.17% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.17% 6/7/11, LOC Freddie Mac, VRDN (b)(e)	500	500
(Wood Canyon Villas Proj.) Series 2001 E, 0.17% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	16,000	16,000
Orange County Rfdg. Recovery TRAN Series A, 2% 6/30/11	25,800	25,833
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series MS 06 2222, 0.18% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(g)	15,509	15,509
Series MS 3030, 0.18% 6/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	10,515	10,515
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	49,000	49,384
Orange County Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3686Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,100	4,100
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	21,000	21,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.22% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	$ 10,355	$ 10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	13,750	13,750
Port of Oakland Port Rev. Series 2010 A, 0.29% 7/5/11, LOC Wells Fargo Bank NA, CP	40,565	40,565
RBC Muni. Prods, Inc. Trust Var States Bonds Series RBC E 21, 0.22%, tender 9/1/11 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	17,125	17,125
Richmond Wastewtr. Rev. Series 2008 A, 0.23% 6/7/11, LOC Union Bank of California, VRDN (b)	12,500	12,500
Rio Hondo Cmnty. College District Participating VRDN Series WF 10 51Z, 0.18% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	20,135	20,135
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.16% 6/7/11, LOC Bank of America NA, VRDN (b)	37,115	37,115
Riverside County Gen. Oblig. Series B:
0.26% 9/15/11, LOC Bank of Nova Scotia New York Branch, CP	18,700	18,700
0.3% 8/1/11, LOC Bank of Nova Scotia New York Branch, CP	35,900	35,900
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.3% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,940	1,940
Riverside Elec. Rev.:
Series 2008 A, 0.16% 6/7/11, LOC Bank of America NA, VRDN (b)	36,815	36,815
Series 2008 C, 0.16% 6/7/11, LOC Bank of America NA, VRDN (b)	22,750	22,750
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.22% 6/7/11, LOC PNC Bank NA, VRDN (b)(e)	2,230	2,230
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.21% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
(Deer Park Apts. Proj.) Issue A, 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 0.21% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	3,750	3,750
Sacramento Gen. Oblig. TRAN 2% 6/30/11	8,600	8,610
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	8,225	8,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Hsg. Auth. Multi-family: - continued
(Valencia Point Apts. Proj.) 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	$ 4,900	$ 4,900
Sacramento Muni. Util. District Elec. Rev. Series 2007 J, 0.29% 7/8/11, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	55,200	55,200
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 0.17% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	21,075	21,075
San Diego Cmnty. College District Participating VRDN Series Putters 3741Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	5,000	5,000
San Diego County & School District TRAN Series 2010 A, 2% 6/30/11	36,100	36,146
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,840	6,840
Series Putters 3028, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	8,715	8,715
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.23% 6/7/11, LOC Citibank NA, VRDN (b)(e)	6,600	6,600
(Stratton Apts. Proj.) Series 2000 A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series MS 3229X, 0.19% 6/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	3,750	3,750
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series BA 08 3041X, 0.24% 6/7/11 (Liquidity Facility Bank of America NA) (b)(g)	6,665	6,665
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.17% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	15,225	15,225
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 36B, 0.16% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	12,310	12,310
Series 2010 A1, 0.16% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	26,875	26,875
Series 2010 A2, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	32,000	32,000
Series 2010 A3, 0.17% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	29,000	29,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Gen. Oblig.:
Participating VRDN:
Series BA 08 3318, 0.24% 6/7/11 (Liquidity Facility Bank of America NA) (b)(g)	$ 2,000	$ 2,000
Series WF 10 48C, 0.18% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(g)	10,050	10,050
Series 2, 0.31% 8/8/11, LOC U.S. Bank NA, Minnesota, CP	16,519	16,519
San Francisco City & County Multi-family (8th & Howard Family Apts. Proj.) Series 2000 B, 0.18% 6/7/11, LOC Citibank NA, VRDN (b)(e)	4,105	4,105
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Mission Creek Cmnty. Proj.) Series B, 0.18% 6/7/11, LOC Citibank NA, VRDN (b)(e)	6,940	6,940
(Ocean Beach Apts. Proj.) Series B, 0.18% 6/7/11, LOC Citibank NA, VRDN (b)(e)	6,400	6,400
San Francisco City & County Unified School District TRAN 2% 6/30/11	14,400	14,418
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.21% 6/7/11, LOC Freddie Mac, VRDN (b)(e)	3,000	3,000
San Jose Fing. Auth. Lease Rev. Participating VRDN Series Putters 3762 Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,100	6,100
San Jose Int'l. Arpt. Rev.:
Series A3 B. 0.25% 7/14/11, LOC Wells Fargo Bank NA, CP	7,605	7,605
Series B4, 0.3% 6/10/11, LOC Citibank NA, CP (e)	15,000	15,000
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.17% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	24,615	24,615
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.26% 6/7/11, LOC Citibank NA, VRDN (b)(e)	6,900	6,900
(El Paseo Apts. Proj.) Series 2002 B, 0.26% 6/7/11, LOC Citibank NA, VRDN (b)(e)	4,745	4,745
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	9,175	9,175
(Las Ventanas Apts. Proj.) Series 2008 B, 0.19% 6/7/11, LOC Freddie Mac, VRDN (b)	13,300	13,300
(Siena at Renaissance Square Proj.) Series 1996 A, 0.17% 6/7/11, LOC Key Bank NA, VRDN (b)(e)	46,000	46,000
(Trestles Apts. Proj.) Series 2004 A, 0.28% 6/7/11, LOC Freddie Mac, VRDN (b)(e)	7,325	7,325
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Multi-family Hsg. Rev.: - continued
(Turnleaf Apts. Proj.) Series 2003 A, 0.22% 6/7/11, LOC Freddie Mac, VRDN (b)(e)	$ 10,860	$ 10,860
San Mateo County Cmnty. College District Participating VRDN Series WF 11 64C, 0.16% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(g)	8,370	8,370
San Mateo Unified School District BAN 2% 2/15/12	11,300	11,408
Santa Ana Calif Unified School District TRAN 2% 12/1/11	10,000	10,075
Santa Ana Hsg. Auth. (City Gardens Apts. Proj.) Series 2006 B, 0.19% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	8,140	8,140
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.16% 6/7/11, LOC Bank of America NA, VRDN (b)	58,685	58,685
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.27% 6/7/11, LOC Union Bank of California, VRDN (b)(e)	11,545	11,545
Santa Clara Elec. Rev. Series 2008 B. 0.15% 6/7/11, LOC Bank of America NA, VRDN (b)	13,000	13,000
Santa Clara Unified School District TRAN 2% 6/30/11	10,800	10,814
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2010 A2, 0.29% 6/7/11, LOC JPMorgan Chase Bank, CP	40,920	40,920
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.19% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	16,000	16,000
(Shaffer Road Apts. Proj.) Series A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
Sequoia Union High School District TRAN 2% 7/1/11	10,100	10,113
South Coast Local Ed. Agcy. TRAN Series 2010 A, 2% 8/9/11	31,235	31,316
South Placer Wastewtr. Auth. Rev. Series 2011 B, 0.12% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,000	8,000
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-2, 0.15% 6/7/11, LOC Bank of America NA, VRDN (b)	4,445	4,445
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	8,240	8,240
Univ. of California Revs.:
Participating VRDN:
Series MS 3066, 0.18% 6/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	9,935	9,935
Series Putters 3365, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,210	6,210
Series Putters 3367, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Participating VRDN:
Series Putters 3368, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 9,500	$ 9,500
Series Putters 3754 Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,250	4,250
Series ROC II R 11886X, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(g)	4,145	4,145
Series Solar 06 39, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	10,180	10,180
Series A:
0.25% 6/6/11, CP	12,500	12,500
0.25% 6/6/11, CP	15,000	15,000
0.27% 6/3/11, CP	13,400	13,400
0.3% 6/20/11, CP	18,900	18,900
0.34% 9/15/11, CP	17,300	17,300
Ventura County Gen. Oblig. TRAN 2% 7/1/11	46,700	46,762
Walnut Energy Ctr. Auth. Series 2005 B, 0.3% 10/6/11, LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
		4,688,187
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.48% 6/7/11, VRDN (b)	4,630	4,630
Georgia - 0.1%
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 0.4% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	3,410	3,410
Iowa - 0.3%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.28% 6/7/11, VRDN (b)	15,225	15,225
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) 1.05% tender 6/23/11, CP mode (e)	7,200	7,200
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products and Chemicals Proj.) Series 2010, 0.18% 6/7/11, VRDN (b)	2,575	2,572
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.32% 6/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.7% tender 6/14/11, CP mode	$ 6,000	$ 6,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.92% tender 6/2/11, CP mode	7,100	7,100
		13,100
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 B, 0.75% tender 6/17/11, CP mode	8,600	8,600
Series A1, 0.78% tender 6/7/11, CP mode (e)	1,600	1,600
		10,200
North Carolina - 0.2%
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.25% 6/1/11, VRDN (b)(e)	12,000	12,000
Ohio - 0.2%
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 0.6% 6/7/11, LOC RBS Citizens NA, VRDN (b)(e)	4,540	4,540
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.37% 6/7/11, LOC RBS Citizens NA, VRDN (b)	7,400	7,400
		11,940
Pennsylvania - 0.1%
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.28% 6/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,055	4,055
Puerto Rico - 0.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.14% 6/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	5,000	5,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.23% 6/1/11, VRDN (b)	3,100	3,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - 0.3%
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.26% 6/7/11, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	$ 5,150	$ 5,150
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.18% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	10,270	10,270
		15,420
	Shares
Other - 4.5%
Fidelity Municipal Cash Central Fund, 0.16% (c)(d)	230,128,000	230,128
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $5,033,167)		5,033,167
NET OTHER ASSETS (LIABILITIES) - 0.5%		26,610
NET ASSETS - 100%		$ 5,059,777
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,370,000 or 0.2% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,820,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.)	4/1/09	$ 19,695
RBC Muni. Prods, Inc. Trust Var States Bonds Series RBC E 21, 0.22%, tender 9/1/11 (Liquidity Facility Royal Bank of Canada)	5/6/11	$ 17,125
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousand)
Fidelity Municipal Cash Central Fund	$ 100
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2011, the cost of investment securities for income tax purposes was $5,033,167,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2011